Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000007072 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000007072 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000007072 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007072 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000007072 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007072 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007075 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000007075 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007075 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000007075 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007075 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000007075 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007076 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000007076 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000007076 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007076 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000007076 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007077 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007077 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000007077 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007077 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000007077 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034438 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000034438 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000034438 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000034438 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034438 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000034438 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034439 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000034439 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000034439 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034439 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000034439 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034440 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000034440 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000034440 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034440 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000034440 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034441 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000034441 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000034441 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034441 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000034441 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091317 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091317 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000091317 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091317 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000091317 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000108861 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108861 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000108861 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108861 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000108861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180147 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000180147 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000180147 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180147 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000180147 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234832 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234832 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000234832 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234832 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000234832 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%